Minimum capital requirements (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
FB Financial Corporation
Total Capital (to risk-weighted assets)
Actual, Amount	$ 1,358,897	$ 633,549
Actual, Ratio	0.150	0.122
Minimum Capital adequacy with capital buffer, Amount	$ 952,736	$ 545,268
Minimum Capital adequacy with capital buffer, Ratio	0.105	0.105
Tier 1 Capital (to risk-weighted assets)
Actual, Amount	$ 1,090,364	$ 602,410
Actual, Ratio	0.120	0.116
Minimum Capital adequacy with capital buffer, Amount	$ 771,262	$ 441,421
Minimum Capital adequacy with capital buffer, Ratio	8.50%	8.50%
Tier 1 Capital (to average assets)
Actual, Amount	$ 1,090,364	$ 602,410
Actual, Ratio	0.100	0.101
Minimum Capital adequacy with capital buffer, Amount	$ 435,064	$ 238,578
Minimum Capital adequacy with capital buffer. Ratio	0.040	0.0400
Common Equity Tier 1 Capital (to risk-weighted assets)
Actual, Amount	$ 1,060,364	$ 572,410
Actual Ratio	11.70%	11.10%
Minimum Capital adequacy with capital buffer, Amount	$ 635,157	$ 360,979
Minimum Capital adequacy with capital buffer, Ratio	0.070	0.070
FirstBank
Total Capital (to risk-weighted assets)
Actual, Amount	$ 1,353,279	$ 623,432
Actual, Ratio	0.149	0.121
Minimum Capital adequacy with capital buffer, Amount	$ 951,327	$ 540,995
Minimum Capital adequacy with capital buffer, Ratio	0.105	0.105
To be well capitalized under prompt corrective action provisions, Amount	$ 906,026	$ 515,233
To be well capitalized under prompt corrective action provisions, Ratio	0.100	0.100
Tier 1 Capital (to risk-weighted assets)
Actual, Amount	$ 1,142,548	$ 592,293
Actual, Ratio	0.126	0.115
Minimum Capital adequacy with capital buffer, Amount	$ 770,122	$ 437,782
Minimum Capital adequacy with capital buffer, Ratio	8.50%	8.50%
To be well capitalized under prompt corrective action provisions Amount	$ 724,820	$ 412,030
To be well capitalized under prompt corrective action provisions Ratio	0.080	0.080
Tier 1 Capital (to average assets)
Actual, Amount	$ 1,142,548	$ 592,293
Actual, Ratio	0.105	0.099
Minimum Capital adequacy with capital buffer, Amount	$ 435,279	$ 239,310
Minimum Capital adequacy with capital buffer. Ratio	0.040	0.0400
To be well capitalized under prompt corrective action provisions, Amount	$ 544,098	$ 299,138
To be well capitalized under prompt corrective action provisions, Ratio	0.050	0.050
Common Equity Tier 1 Capital (to risk-weighted assets)
Actual, Amount	$ 1,142,548	$ 592,293
Actual Ratio	12.60%	11.50%
Minimum Capital adequacy with capital buffer, Amount	$ 634,218	$ 360,526
Minimum Capital adequacy with capital buffer, Ratio	0.070	0.070
To be well capitalized under prompt corrective action provisions, Amount	$ 588,917	$ 334,774
To be well capitalized under prompt corrective action provisions, Ratio	6.50%	6.50%